Debt Obligations (Debt Narrative) (Details) - USD ($) shares in Millions, $ in Millions		1 Months Ended			12 Months Ended
		Mar. 31, 2017	Jan. 31, 2017	Apr. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2017	Oct. 05, 2012
Noncontrolling interest					$ 24,211	$ 24,530
Less: Net income (loss) attributable to noncontrolling interest					(954)	(96)	$ 491
Repayments of Long-term Debt					19,076	19,828	13,886
Long-term Debt					43,802	36,968
Proceeds from borrowings					25,785	26,455	18,375
Advances to and investments in unconsolidated affiliates					3,040	3,462	3,659
Equity in earnings from unconsolidated affiliates					270	276	332
Sunoco Merger [Member]
Senior Notes					465				$ 965
PennTex [Member] | PennTex $275 million Revolving Credit Facility due December 2019 [Member]
Line of Credit Facility, Current Borrowing Capacity					275
Outstanding borrowings					168	0
Line of Credit Facility, Maximum Borrowing Capacity					400
Line of Credit Facility, Remaining Borrowing Capacity					$ 106
Line of Credit Facility, Interest Rate at Period End					2.90%
Sunoco [Member]
Long-term Debt					$ 474	485
Sunoco [Member] | 5.75% Senior Notes, due 2017 [Member]
Senior Notes					$ 400	400
Debt instrument, interest rate, stated percentage					5.75%
Debt Instrument, Maturity Date					Jan. 15, 2017
Parent Company [Member]
Repayments of Long-term Debt					$ 210	1,985	1,142
Long-term Debt					6,357	6,332
Proceeds from borrowings					225	3,672	3,020
Advances to and investments in unconsolidated affiliates					5,088	5,764
Equity in earnings from unconsolidated affiliates					1,511	1,601	955
Parent Company [Member] | 5.5% Senior Notes due June 1, 2027 [Member]
Senior Notes					$ 1,000	1,000
Debt instrument, interest rate, stated percentage					5.50%
Debt Instrument, Maturity Date					Jun. 01, 2027
Parent Company [Member] | 5.875% Senior Notes due January 15, 2024 [Member]
Senior Notes					$ 1,150	1,150
Debt instrument, interest rate, stated percentage					5.88%
Debt Instrument, Maturity Date					Jan. 15, 2024
Parent Company [Member] | ETE Senior Secured Term Loan due December 2, 2019 [Member]
Secured Debt					$ 2,190	2,190
Debt Instrument, Covenant Description					Under certain circumstances and subject to certain reinvestment rights, the Parent Company is required to prepay the term loan in connection with dispositions of (a) IDRs in (i) prior to the consummation of the MLP Merger, ETP , and (ii) upon and after the consummation of the MLP Merger, Sunoco Logistics ; or (b) equity interests of any person which owns, directly or indirectly, IDRs in (i) prior to the consummation of the MLP Merger, ETP, and (ii) upon and after the consummation of the MLP Merger, Sunoco Logistics, in each case, with a percentage ranging from 50% to 75% of such net proceeds in excess of $50 million.
Debt Instrument, Collateral					Under the Term Credit Agreement, the obligations of the Parent Company are secured by a lien on substantially all of the Parent Company’s and certain of its subsidiaries’ tangible and intangible assets including (i) approximately 18.4 million common units representing limited partner interests in ETP and approximately 81.0 million Class H units of ETP owned by the Partnership; and (ii) the Partnership’s 100% equity interest in Energy Transfer Partners, L.L.C. and Energy Transfer Partners GP, L.P., through which the Partnership indirectly holds all of the outstanding general partnership interests and IDRs in, immediately prior to the consummation of the MLP Merger, ETP and, immediately after the consummation of the MLP Merger, Sunoco Logistics
Debt Instrument, Maturity Date					Dec. 02, 2019
Panhandle [Member]
Long-term Debt					$ 1,135	1,160
Panhandle [Member] | 3.26% Junior Subordinated Notes due November 1, 2066 [Member]
Debt Instrument, Interest Rate, Effective Percentage					3.77%
Panhandle [Member] | Junior Subordinated Debt [Member]
Debt Instrument, Description of Variable Rate Basis					three-month LIBOR rate plus 3.0175%
Panhandle [Member] | Variable Rate Portion of Debt [Member] | Junior Subordinated Debt [Member]
Senior Notes					$ 54
ETP [Member]
Long-term Debt					$ 22,067	20,633
Number of common units of a subsidiary partnership that are held by a wholly-owned subsidiary of the Parent.					3.9
ETP [Member] | 3.26% Junior Subordinated Notes due November 1, 2066 [Member]
Debt instrument, interest rate, stated percentage					7.20%
Debt Instrument, Maturity Date					Nov. 01, 2066
ETP [Member] | 5.875% Senior Notes due April 1, 2022 [Member]
Senior Notes					$ 900	900
Debt instrument, interest rate, stated percentage					5.88%
Debt Instrument, Maturity Date					Mar. 01, 2022
ETP [Member] | 5.0% Senior Notes due October 1, 2022 [Member]
Senior Notes					$ 700	700
Debt instrument, interest rate, stated percentage					5.00%
Debt Instrument, Maturity Date					Oct. 01, 2022
ETP [Member] | ETP Credit Facility due November 2019 [Member]
Letters of Credit Outstanding, Amount					$ 160
Commercial Paper					777
Line of Credit Facility, Current Borrowing Capacity					3,750
Outstanding borrowings					2,777	1,362
Line of Credit Facility, Remaining Borrowing Capacity					$ 813
Line of Credit Facility, Interest Rate at Period End					2.20%
Sunoco Logistics [Member]
Long-term Debt					$ 7,313	5,590
Sunoco Logistics [Member] | 5.35% Senior Notes due May 15, 2045 [Member]
Senior Notes					$ 800	800
Debt instrument, interest rate, stated percentage					5.35%
Debt Instrument, Maturity Date					May 15, 2045
Sunoco Logistics [Member] | 4.25% Senior Notes due April 1, 2024 [Member]
Senior Notes					$ 500	500
Debt instrument, interest rate, stated percentage					4.25%
Debt Instrument, Maturity Date					Apr. 01, 2024
Sunoco Logistics [Member] | 4.40% Senior Notes due April 2021 [Member]
Senior Notes					$ 600	600
Debt instrument, interest rate, stated percentage					4.40%
Debt Instrument, Maturity Date					Apr. 01, 2021
Sunoco Logistics [Member] | 3.90% Senior Notes due July 15, 2026 [Member]
Senior Notes					$ 550	0
Debt instrument, interest rate, stated percentage					3.90%
Debt Instrument, Maturity Date					Jul. 15, 2026
Sunoco Logistics [Member] | Sunoco Logistics' $2.5 billion revolving credit facility due March 2020 [Member]
Commercial Paper					$ 50
Line of Credit Facility, Current Borrowing Capacity					2,500
Outstanding borrowings					1,292	562
Line of Credit Facility, Maximum Borrowing Capacity					$ 3,250
Line of Credit Facility, Interest Rate at Period End					1.76%
Sunoco Logistics [Member] | Sunoco Logistics $1.0 billion 364-day Credit Facility due December 2017 [Member]
Line of Credit Facility, Current Borrowing Capacity					$ 1,000
Outstanding borrowings	[1]				630	0
Line of Credit Facility, Maximum Borrowing Capacity					1,000
Bakken Project [Member]
Long-term Debt					1,087	0
Bakken Project [Member] | Bakken Project $2.50 billion Credit Facility due August 2019 [Member]
Line of Credit Facility, Current Borrowing Capacity					2,500
Outstanding borrowings					$ 1,100	0
Line of Credit Facility, Interest Rate at Period End					2.13%
Sunoco LP [Member]
Long-term Debt					$ 4,514	1,958
Sunoco LP [Member] | Term loan due 2019 [Member]
Long-term Debt					2,035
Outstanding borrowings					1,243	0
Sunoco LP [Member] | Sunoco LP $1.5 Billion Revolving Credit Facility Due September 2019 [Member]
Line of Credit Facility, Current Borrowing Capacity					1,500
Outstanding borrowings					1,000	450
Sunoco LP [Member] | 5.5% Senior Notes due August 2020 [Member]
Senior Notes					$ 600	600
Debt instrument, interest rate, stated percentage					5.50%
Debt Instrument, Maturity Date					Aug. 01, 2020
Sunoco LP [Member] | 6.375% Senior Notes due April 2023 [Member]
Senior Notes					$ 800	800
Debt instrument, interest rate, stated percentage					6.375%
Debt Instrument, Maturity Date					Apr. 01, 2023
Sunoco LP [Member] | 6.25% Senior Notes due 2021 [Member]
Senior Notes				$ 800	$ 800	0
Debt instrument, interest rate, stated percentage				6.25%	6.25%
Proceeds from borrowings				$ 789
Debt Instrument, Maturity Date					Apr. 15, 2021
Letter of Credit [Member]
Debt Instrument, Basis Spread on Variable Rate					2.75%
Base Rate Loans [Member]
Debt Instrument, Basis Spread on Variable Rate					1.75%
ETP [Member] | ETP GP [Member]
Noncontrolling interest					$ 18,430	20,530
Less: Net income (loss) attributable to noncontrolling interest					$ (651)	$ 334	823
ETP [Member] | ETE Common Holdings [Member]
Advances to and investments in unconsolidated affiliates							1,720
Equity in earnings from unconsolidated affiliates							$ 292
ETE Common Holdings [Member] | Regency [Member]
Number of common units of a subsidiary partnership that are held by a wholly-owned subsidiary of the Parent.							30.9
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest							7.50%
ETE Common Holdings [Member] | ETP [Member]
Number of common units of a subsidiary partnership that are held by a wholly-owned subsidiary of the Parent.							5.2
Percent of total equity ownership of a subsidiary							1.50%
Class H Units [Member] | ETP [Member]
Number of common units of a subsidiary partnership that are held by a wholly-owned subsidiary of the Parent.					81.0
Class H Units [Member] | ETE Common Holdings [Member] | ETP [Member]
Number of common units of a subsidiary partnership that are held by a wholly-owned subsidiary of the Parent.							50.2
Percent of total equity ownership of a subsidiary							100.00%
Subsequent Event [Member]
Proceeds from borrowings			$ 1,480
Subsequent Event [Member] | 4.20% Senior Notes due April 2027 [Member]
Senior Notes			$ 600
Debt instrument, interest rate, stated percentage			4.20%
Subsequent Event [Member] | 5.30% Senior Notes due April 2047 [Member]
Senior Notes			$ 900
Debt instrument, interest rate, stated percentage			5.30%
Subsequent Event [Member] | Sunoco [Member] | 5.75% Senior Notes, due 2017 [Member]
Repayments of Long-term Debt			$ 400
Subsequent Event [Member] | ETP [Member]
Number of common units of a subsidiary partnership that are held by a wholly-owned subsidiary of the Parent.								18.4
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest		3.30%
Subsequent Event [Member] | Class H Units [Member] | ETP [Member]
Number of common units of a subsidiary partnership that are held by a wholly-owned subsidiary of the Parent.								81.0
ETE Credit Facility [Member]
Line of Credit Facility, Current Borrowing Capacity					$ 1,500
Letters Of Credit Availablity					$ 150
ETE Credit Facility [Member] | Letter of Credit [Member] | Minimum [Member]
Debt Instrument, Basis Spread on Variable Rate					1.75%
ETE Credit Facility [Member] | Letter of Credit [Member] | Maximum [Member]
Debt Instrument, Basis Spread on Variable Rate					2.50%
ETE Credit Facility [Member] | Base Rate Loans [Member] | Minimum [Member]
Debt Instrument, Basis Spread on Variable Rate					0.75%
ETE Credit Facility [Member] | Base Rate Loans [Member] | Maximum [Member]
Debt Instrument, Basis Spread on Variable Rate					1.50%

[1]	(1) Sunoco Logistics’ $1.0 billion 364-Day Credit Facility, including its $630 million term loan, were classified as long-term debt as of December 31, 2016 as Sunoco Logistics has the ability and intent to refinance such borrowings on a long-term basis.